RECENT ACCOUNTING PRONOUNCEMENTS (Details) - USD ($)	Jun. 30, 2019	Jan. 01, 2019
RECENT ACCOUNTING PRONOUNCEMENTS
Right of use asset	$ 424,868
Lease liability	$ 429,944
Accounting Standards Update 2016-02
RECENT ACCOUNTING PRONOUNCEMENTS
Right of use asset		$ 400,000
Lease liability		$ 400,000